UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Strategic Financial Services
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-____________         ________________________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total: $230,512
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

  ____   28-____________         ______________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     2093 58693.000 SH      Sole                58693.000
Abbott Laboratories            COM              002824100     1907 29572.000 SH      Sole                29572.000
Accenture Ltd.                 COM              G1151C101     1525 25375.000 SH      Sole                25375.000
Air Products & Chemicals       COM              009158106     1427 17672.000 SH      Sole                17672.000
Apache Corp.                   COM              037411105     2893 32919.000 SH      Sole                32919.000
Apple Computer                 COM              037833100     7247 12409.000 SH      Sole                12409.000
Baker Hughes Inc               COM              057224107     1236 30082.000 SH      Sole                30082.000
Bank of America Corp.          COM              060505104       13 1585.000 SH       Sole                 1585.000
Barrick Gold                   COM              067901108     1391 37025.000 SH      Sole                37025.000
Baxter International Inc.      COM              071813109     2455 46195.000 SH      Sole                46195.000
Becton Dickinson & Co.         COM              075887109     1569 20995.000 SH      Sole                20995.000
BlackRock, Inc.                COM              09247X101     1507 8875.000 SH       Sole                 8875.000
Boeing Co.                     COM              097023105     1939 26095.000 SH      Sole                26095.000
Chevron Corp.                  COM              166764100     3115 29523.000 SH      Sole                29523.000
Coca Cola Co.                  COM              191216100     1891 24189.000 SH      Sole                24189.000
Cognizant Technology Solutions COM              192446102     3413 56875.000 SH      Sole                56875.000
Colgate Palmolive Co.          COM              194162103     6355 61043.000 SH      Sole                61043.000
Conmed Corp.                   COM              207410101       89 3200.000 SH       Sole                 3200.000
ConocoPhillips                 COM              20825C104     3314 59312.000 SH      Sole                59312.000
Covidien PLC                   COM              G2554F113     2221 41515.000 SH      Sole                41515.000
Cummins Inc.                   COM              231021106     2456 25347.000 SH      Sole                25347.000
Deere & Co.                    COM              244199105     1536 18998.000 SH      Sole                18998.000
Dollar Tree, Inc.              COM              256746108     3750 69705.000 SH      Sole                69705.000
DuPont de Nemours              COM              263534109     1273 25175.000 SH      Sole                25175.000
EMC Corp.                      COM              268648102     2009 78398.000 SH      Sole                78398.000
Eaton Corp.                    COM              278058102     1448 36548.000 SH      Sole                36548.000
Exxon Mobil Corp.              COM              30231G102     4872 56938.999 SH      Sole                56938.999
Family Dollar Stores, Inc.     COM              307000109     1832 27564.000 SH      Sole                27564.000
General Electric Co.           COM              369604103      614 29471.000 SH      Sole                29471.000
General Mills                  COM              370334104     2666 69178.000 SH      Sole                69178.000
Google, Inc.                   COM              38259P508     2512 4330.000 SH       Sole                 4330.000
HSBC Holdings PLC ADR          COM              404280406     1145 25945.000 SH      Sole                25945.000
Honeywell International Inc.   COM              438516106     1714 30700.000 SH      Sole                30700.000
Intel Corp.                    COM              458140100     2697 101190.000 SH     Sole               101190.000
International Business Machine COM              459200101     2810 14367.000 SH      Sole                14367.000
J M Smucker Co.                COM              832696405     1485 19670.000 SH      Sole                19670.000
JP Morgan Chase & Co.          COM              46625H100     2314 64762.000 SH      Sole                64762.000
Johnson & Johnson              COM              478160104     2740 40562.000 SH      Sole                40562.000
Johnson Controls Inc.          COM              478366107     1848 66676.000 SH      Sole                66676.000
Joy Global, Inc.               COM              481165108     1261 22235.000 SH      Sole                22235.000
KeyCorp                        COM              493267108       98 12612.000 SH      Sole                12612.000
M&T Bank Corp.                 COM              55261F104     2317 28063.000 SH      Sole                28063.000
Marathon Oil Corporation       COM              565849106      910 35571.000 SH      Sole                35571.000
Mattel, Inc.                   COM              577081102     1927 59405.000 SH      Sole                59405.000
McCormick & Co. Inc.           COM              579780206     2346 38683.000 SH      Sole                38683.000
McDonalds Corp.                COM              580135101     1922 21714.000 SH      Sole                21714.000
McKesson Corp.                 COM              58155Q103     3022 32234.000 SH      Sole                32234.000
Medtronic, Inc.                COM              585055106     1274 32890.000 SH      Sole                32890.000
Microsoft Corp.                COM              594918104     4069 133025.000 SH     Sole               133025.000
Mosaic Co.                     COM              61945C103     1404 25640.000 SH      Sole                25640.000
NBT Bancorp Inc.               COM              628778102       53 2437.000 SH       Sole                 2437.000
NextEra Energy, Inc. (Formerly COM              65339f101     1918 27880.000 SH      Sole                27880.000
Nike Inc.                      COM              654106103     2345 26718.000 SH      Sole                26718.000
Norfolk Southern               COM              655844108     1626 22660.000 SH      Sole                22660.000
Northern Superior Resources In COM              665804100        3 20000.000 SH      Sole                20000.000
Occidental Petroleum Corp.     COM              674599105      835 9730.000 SH       Sole                 9730.000
Oracle Corp.                   COM              68389X105     1884 63445.000 SH      Sole                63445.000
PPG Industries Inc.            COM              693506107     2145 20210.000 SH      Sole                20210.000
PPL Corporation                COM              69351T106     1728 62135.000 SH      Sole                62135.000
Pepsico Inc.                   COM              713448108     2017 28539.000 SH      Sole                28539.000
Pfizer Inc.                    COM              717081103      247 10727.000 SH      Sole                10727.000
Phillips 66                    COM              718546104      975 29317.500 SH      Sole                29317.500
Priceline.com Inc.             COM              741503403     2359 3550.000 SH       Sole                 3550.000
Procter & Gamble Co.           COM              742718109     1959 31990.000 SH      Sole                31990.000
QUALCOMM, Inc.                 COM              747525103     3024 54319.000 SH      Sole                54319.000
Rayonier Inc.                  COM              754907103     1457 32457.000 SH      Sole                32457.000
Raytheon Co.                   COM              755111507     1833 32395.000 SH      Sole                32395.000
Sanofi-Aventis ADR             COM              80105N105     1045 27665.000 SH      Sole                27665.000
Sirona Dental Systems Inc.     COM              82966C103     1597 35470.000 SH      Sole                35470.000
Spectra Energy                 COM              847560109     1495 51450.000 SH      Sole                51450.000
T. Rowe Price Group Inc.       COM              74144T108     3225 51230.000 SH      Sole                51230.000
Teva Pharmaceutical ADR        COM              881624209     1758 44568.000 SH      Sole                44568.000
The Bank of New York Mellon Co COM              064058100     1760 80175.000 SH      Sole                80175.000
Total ADR                      COM              89151E109     2383 53025.000 SH      Sole                53025.000
Tupperware Brands Corporation  COM              899896104     2295 41903.000 SH      Sole                41903.000
Unilever PLC ADR               COM              904767704     1958 58045.000 SH      Sole                58045.000
United Technologies Corp.      COM              913017109     1499 19843.000 SH      Sole                19843.000
VF Corp.                       COM              918204108     1231 9225.000 SH       Sole                 9225.000
Ventas Inc.                    COM              92276F100     1810 28670.000 SH      Sole                28670.000
Verizon Communications Inc.    COM              92343V104     1718 38658.000 SH      Sole                38658.000
Visa Inc.                      COM              92826C839     2484 20092.000 SH      Sole                20092.000
Waste Management Inc.          COM              94106L109     1673 50080.000 SH      Sole                50080.000
WellPoint Inc.                 COM              94973V107     1774 27810.000 SH      Sole                27810.000
Wisconsin Energy               COM              976657106     1281 32385.000 SH      Sole                32385.000
Xylem Inc.                     COM              98419M100     1501 59624.000 SH      Sole                59624.000
Yum Brands Inc.                COM              988498101     1471 22836.000 SH      Sole                22836.000
PowerShares DB Commodity Index                  73935S105     3004 116645.000 SH     Sole               116645.000
S&P 400 Mid-Cap Depository Rec                  78467Y107    11111 64860.000 SH      Sole                64860.000
SPDR Gold Trust                                 78463V107     5445 35089.000 SH      Sole                35089.000
Vanguard Dividend Appreciation                  921908844     7553 133241.000 SH     Sole               133241.000
Vanguard Emerging Markets                       922042858     6480 162289.000 SH     Sole               162289.000
Vanguard FTSE All-World ex-US                   922042775     4607 112425.000 SH     Sole               112425.000
Vanguard REIT Index                             922908553     3615 55250.000 SH      Sole                55250.000
iShares MSCI EAFE Index Fund                    464287465     8054 161209.000 SH     Sole               161209.000
iShares MSCI Emerging Markets                   464287234     3695 94405.000 SH      Sole                94405.000
iShares Russell 1000 Growth In                  464287614     1313 20770.000 SH      Sole                20770.000
iShares Russell 2000 Index                      464287655     5396 67821.000 SH      Sole                67821.000